FORWARD FUNDS

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Uniplan Real Estate Investment Fund

Sierra Club Equity Income Fund

Sierra Club Stock Fund

Supplement dated August 29, 2006

(to the Forward Funds Investor and Institutional Class Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2006)

The following information applies to the Sierra Club Stock Fund only:

Change of Sub-Advisor

Effective August 11, 2006, New York Life Investment Management LLC (“NYLIM”) will no longer serve as a sub-advisor for a portion of the Sierra Club Stock Fund. Forward Management, LLC (“Forward Management”), which currently manages a portion of the Sierra Club Stock Fund, will take over management of the portion of the Sierra Club Stock Fund that NYLIM currently manages. As of August 11, 2006, all references in the Prospectus and SAI to NYLIM are deleted and references to the Sub-Advisors of the Sierra Club Stock Fund will include only Forward Management.

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Principal Investment Strategy

Effective August 11, 2006, the third and fifth paragraphs under the heading “Principal Investment Strategies—Investing In Stocks of Domestic And Foreign Companies” on page 43 of the Prospectus are deleted.

Change of Expense Limitation

Effective September 1, 2006, the expense limitation for the Investor Class shares of the Sierra Club Stock Fund will be lowered to 1.29%. The following information and tables replace the information and tables under the headings “Fund Fees and Expenses” and “Example” on pages 47-48 of the Prospectus:

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Sierra Club Stock Fund.

Shareholder Fees

As an investor in the Investor Class shares of the Fund, you do not pay any sales loads.

Shareholder Fees:
Fees paid directly from your investment	Investor Class
Redemption Fee on shares sold or exchanged (as a percentage of amount redeemed) within 60 days of purchase*	2.00%

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Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio which is a percentage of average daily net assets.

Fund Operating Expenses:
Expenses that are deducted from Fund assets	Investor Class
Management Fee	0.85%
Distribution (12b-1) Fees[1]	0.25%
Other Expenses[2]	1.13%
Total Annual Fund Operating Expenses[3]	2.23%
Fee Waiver[4]	(0.94)%
Net Expenses	1.29%

*	This fee is retained by the Fund to compensate the Fund for the extra expense it incurs because of short-term trading. The redemption fee is intended to discourage short-term trading of the Fund’s shares.
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares may be used to pay distribution expenses.
(2)	Expense information has been restated to reflect current fees for Transfer Agent and Fund Administration services. The Fund has adopted a Shareholder Services Plan of which up to 0.10% of the Fund’s average daily net assets attributable to the Investor Class shares may be used to pay shareholder servicing fees.
(3)	If the expense ratio had been calculated using the average net assets of the Fund as of June 30, 2006 and the Fund’s current budgeted 2006 operating expenses, the Total Annual Fund Operating Expenses for the Fund (before Fee Waiver) would be 1.69% for Investor Class. Actual Expenses for the Fund’s fiscal year ending December 31, 2006 may be higher or lower.
(4)

Effective September 1, 2006, the Fund’s investment advisor has contractually agreed to waive a portion of its fees until January 1, 2007 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets)

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of 1.29%. Prior to September 1, 2006, the Fund’s investment advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Investor Class shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%. The Fund will reimburse the investment advisor for any fee waivers or expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Sierra Club Stock Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$131
3 Years	$607
5 Years	$1,108
10 Years	$2,488

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Effective September 1, 2006, the following information replaces the information concerning the Sierra Club Stock Fund in the table on page 18 of the SAI:

Fund	End Date	Expense Limit
Sierra Club Stock Fund—Investor	January 1, 2007	1.29%

The following information applies to the Sierra Club Equity Income Fund only:

Change of Sub-Advisor

Effective August 11, 2006, New York Life Investment Management LLC (“NYLIM”) will no longer serve as a sub-advisor for a portion of the Sierra Club Equity Income Fund. Forward Uniplan Advisors, Inc. (“Uniplan”), which currently manages a portion of the Sierra Club Equity Income Fund, will take over management of the portion of the Sierra Club Equity Income Fund that NYLIM currently manages. As of August 11, 2006, all references in the Prospectus and SAI to NYLIM are deleted and references to the Sub-Advisors of the Sierra Club Equity Income Fund will include only Uniplan.

Principal Investment Strategy

Effective August 11, 2006, the following information replaces the information found in the third through fifth paragraphs under the heading “Principal Investment Strategy—Investing In A Combination of Equity and Fixed-Income Securities” on page 36 of the Prospectus:

The sub-advisor, Forward Uniplan Advisors, Inc. (“Uniplan”), manages the Fund to provide income via income-producing mid

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and large cap equities (primarily stocks with high dividends and convertible securities with market capitalization generally greater than $2 billion at the time of initial purchase). Uniplan may invest in real estate securities, including common stock and units of beneficial interest of real estate investment trusts, preferred stock, rights to purchase common stock and securities that may convert into common stock of real estate companies.

The following information applies to the Forward Uniplan Real Estate Investment Fund only:

Change of Name

Effective October 30, 2006, all references in the Prospectus and SAI to “Forward Uniplan Real Estate Investment Fund” shall be replaced with “Forward Progressive Real Estate Fund.”

Change of Principal Investment Strategy

Effective October 30, 2006, the following replaces the information under the heading “Principal Investment Strategy— Investing In Equity Securities Of Real Estate-Focused Companies” on pages 31-32 of the Prospectus:

The Forward Progressive Real Estate Fund invests at least 80% of its net assets plus borrowings, if any, in securities of progressive real estate companies. This investment policy and the name of the Fund may not be changed without at least 60 days’ prior written notice to shareholders. Under normal conditions, the Fund expects to invest principally in common stock and units of beneficial interest of real estate investment trusts, preferred stock, rights to purchase common stock and securities which may convert into common stock of real estate companies. If market conditions warrant, the Fund may invest

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in debt securities issued or guaranteed by real estate companies. The Fund may invest in securities of real estate companies of any market capitalization.

For the purpose of the Fund, a real estate company is one that derives at least 50% of its revenue from real estate related activities or has at least 50% of its assets in real estate. Other than REITs, most real estate companies do not pay dividends at a meaningful level. The Fund’s sub-advisor expects that the Fund’s investment in real estate companies will be directed toward REITs and other real estate operating companies that generally pay higher dividends relative to the stock market as a whole.

A real estate investment trust or REIT is a company that primarily owns and operates income-producing real estate, such as apartments, shopping centers, offices and warehouses. A REIT is legally required to pay virtually all of its taxable income to its shareholders each year. REITs were created as a means for average investors to access investments in large commercial properties through pooling arrangements, much like mutual funds. Income is produced through commercial real estate ownership and finance. The Fund primarily invests in equity REITs, which are REITs that own real estate and whose revenues come principally from rent.

“Progressive real estate” refers to real estate companies that, in the assessment of the sub-advisor, have policies and exhibit certain specific positive behaviors that demonstrate environmental and/or social awareness on the part of management. These would include policies that take into account the interests of local communities and governments, employees, tenants, vendors, and the environment. The

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sub-advisor believes that “progressive” policies and corporate behaviors are indicative of quality management teams and consequently may offer superior long-term shareholder value.

The sub-advisor employs a two-part process to select individual investments for the Fund: fundamental analysis and social and environmental (“progressive”) analysis.

The sub-advisor conducts fundamental analysis to select the universe of investments for the Fund. The sub-advisor generally tracks real estate supply and demand across the United States by separating the country into eight geographic regions and then further into major metropolitan markets within those regions. Within each region, the sub-advisor compiles a profile of supply and demand factors including: (1) vacancy rates by property type; (2) visible supply of new property based on building permit activity; (3) regional population, job and economic growth; and (4) local trends in rental and property capitalization rates. The sub-advisor uses this data to determine which property types in which regions appear to be most favorably poised to outperform similar properties in other regions. The sub-advisor then proceeds to select investments that attempt to take advantage of those factors.

The Fund’s sub-advisor believes that the management quality of a real estate investment is one of the most important determinants of its performance. The sub-advisor believes that many of the common traits among the management of the best performing real estate investments can be considered indications of a socially and environmentally responsible management culture. Accordingly, the sub-advisor conducts a social and environmental analysis of potential real estate investments, which includes the following factors:

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(1) management culture—does management work to align the interests of shareholders, management, employees, the local community and environment, and the vendors to the company? (2) real estate policy—including issues regarding community planning, urban development and general construction practices. (3) general social, environmental and business policy—the company’s general social and business practices in relation to the environment. The sub-advisor selects companies that it believes have a positive approach to these factors. Additional information regarding these factors is discussed below and in the SAI.

As noted above, the sub-advisor conducts social and environmental analyses of potential real estate investments in three broad areas:

Management Culture. In the sub-advisor’s opinion, good management seek to align the interests of shareholders, management, employees, the local community and environment, and the vendors to the company. In general terms, the sub-advisor believes that the effective alignment of these interests may result in better long-term performance of the investment.

Real Estate Policy. The sub-advisor believes there are certain issues regarding community planning, urban development and general construction practices that, when applied to real estate management practices, may translate into better property performance.

General Social, Environmental and Business Policy. The sub-advisor attempts to look at a company’s general social and business practices. For example, studies have shown that a

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proactive policy on energy management tends to translate into higher shareholder value.

Of the positive, qualitative criteria detailed in the SAI, the sub-advisor emphasizes in particular the following spheres of responsibility, which serve to define how the sub-advisor will address environmental issues in its evaluation of the securities of real estate companies. The sub-advisor seeks to invest in companies that:

•	prioritize energy conservation and efficiency programs, particularly companies that have established energy reduction goals over defined periods of time for their least energy efficient properties;
•	evaluate environmental impacts of project siting and location with a preference for urban development (infill or brownfield re-development) and an avoidance of companies that contribute to sprawl through large scale greenfield development or that impact sensitive environmental zones;
•	engage with stakeholders, including tenants, local communities, employees and unions, suppliers and contractors, to address environmental and environmental health concerns;
•	prioritize development that includes green building standards (e.g., LEED (Leadership in Energy and Environmental Design) Green Building Rating System®) and exhibit a preference for development that uses non-toxic materials and that attempts to integrate renewable energy systems into project design; and
•	have robust policies regarding resource (energy, electricity, water) and waste stream (refuse and

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wastewater) management systems and use of established reporting protocols for monitoring and improvement.

The qualitative criteria considered by the sub-advisor in evaluating real estate investment opportunities may be found within companies at differing levels of implementation. Not all companies have positive qualitative attributes in all the above-mentioned areas. The sub-advisor has sole discretion as to which companies display sufficient qualitative attributes to be included within the portfolio, and there may be significant elements of subjectivity in the sub-advisor’s assessments.

Effective October 30, 2006, the following replaces the information under the heading “Forward Uniplan Real Estate Investment Fund—Social and Environmental Policy” on pages 38-40 of the SAI:

As discussed in the Prospectus, Uniplan conducts social and environmental analyses of potential real estate investments in three broad areas: (1) management culture; (2) real estate policy; and (3) general social, environmental and business policy.

Examples of factors favored with regard to the key corporate management include the following:

•	Whether top management is approachable and willing to have a reasonable dialogue with potential shareholders;
•	Whether compensation levels of management are fair and reasonable when compared to real estate companies of similar size and structure;

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•	Whether the management team owns shares and/or options and whether these incentives are appropriately structured.

With regard to the employees of the real estate company, the following factors, among others, are considered:

•	Whether compensation and benefits provided to employees are fair and reasonable;
•	Whether employees are able to articulate the corporate mission and vision;
•	Whether the company is “family friendly”, providing childcare, flex hours, health and wellness programs, and other quality of life benefits;
•	In geographic areas where unionization is common, whether the workers are unionized and how the union characterizes its relationship with the company;
•	Whether the company has had any employee- or employment-related litigation;
•	Whether the company has a code of ethics for employees.

With regard to community relations, the following factors, among others, are considered:

•	Whether the company has a community-giving program;
•	Whether the company has a charitable matching program available to employees;
•	Whether the ethnic, religious and gender mixes of the company reflect those of the community;
•	Whether the company has a history of litigation with state and local governments or with community-based organizations.

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With regard to vendor relations, the following factors, among others, are considered:

•	Whether the company has a general policy wherein good social and environmental procurement practices are expected of its suppliers;
•	Whether there is a fair competitive process for small and local businesses to compete as vendors.

In Uniplan’s view, a company that has a general positive approach to most of the issues outlined above will normally have a better and more stable management culture, which Uniplan believes may translate into increased shareholder value.

With regard to urban and community planning, the following factors, among others, are considered:

•	Whether the company has a long-term plan that addresses property level best-use issues;
•	Whether the company supports urban infill and urban renewal projects;
•	Whether the company has a policy on historic and landmark properties;
•	Whether the company has a position on density, traffic and suburban sprawl;
•	The amount and type of redevelopment activity the company has executed;
•	The feedback from the local communities regarding the company’s projects.

With regard to construction practices, the following factors, among others, are considered:

•	Whether the company owns or constructs “big box” retail projects.

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•	Whether the company goes beyond usual and customary local standards when developing or renovating properties;
•	Whether the company has a policy on foreign content in its materials procurement process;
•	Whether the company employs union tradesmen on construction activities.

With regard to a company’s general social, environmental and business policy, the following factors, among others, are considered:

•	Whether the company has an overall energy policy that deals with energy efficiency and/or conservation;
•	Whether the company has a policy concerning water conservation;
•	Whether the company has a policy regarding the recycling or disposal of waste materials;
•	Whether the company has a policy on dealing with other relevant environmental issues;
•	The general level of maintenance and repair of the company’s properties;
•	The reputation of the company, as expressed by tenants, community members and other real estate professionals.

In general, Uniplan believes that affirmative policies with respect to most of the above issues constitute a proactive, high-quality management structure that will enhance shareholder value over the long term while providing for a positive impact for employees, the community and the environment, and that real estate companies with these operating characteristics have historically added value in a real estate portfolio.

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The following information applies to the Forward International Equity Fund and the Forward International Small Companies Fund only:

Change in Composition of Portfolio Management Team

Effective September 1, 2006, Aylin Suntay will no longer be a member of the portfolio management team responsible for the day-to-day management of the Forward International Equity Fund. The fifth paragraph under the heading “Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward International Small Companies Fund” on page 57 of the Prospectus should be deleted.

Effective September 1, 2006, the following language regarding the composition of the portfolio management team for the Forward International Small Companies Fund will replace the twelfth through fourteenth paragraphs under the heading “Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward International Small Companies Fund” on page 58 of the Prospectus:

The Forward International Small Companies Fund is team managed. All investment management decisions are made by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in 2001. Ms. Suntay was Coordinator for the PAM Sector Team and a Senior Investment Manager of the EAFE Equities before assuming her current position in September 2006. Between 1999-2001, before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors. Ms. Suntay worked for

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Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK between 1997-1999. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School.

Effective September 1, 2006, the following language will be added as the last paragraph under the heading “Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward International Small Companies Fund” on page 58 of the Prospectus:

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in 1993 and PAM in 2002. Mr. Knobloch managed the PF-Telecom Fund and was a Sector Specialist for the PAM Technology & Telecoms Sector Team before he took his current position in September 2006. Before joining Pictet, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI.

Effective September 1, 2006, the following language will replace the first paragraph under the heading “Pictet Asset Management Limited: Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward Small Companies Fund” on page 19 of the SAI:

PAM constructs the portfolio of the Forward International Equity Fund using a team approach. Richard Heelis, Head &

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Senior Investment Manager and Fabio Paolini, Senior Investment Manager are responsible for the day-to-day management of the Forward International Equity Fund. The below table includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2005:

Effective September 1, 2006, the following language will replace the second paragraph under the heading “Pictet Asset Management Limited: Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward Small Companies Fund” on page 20 of the SAI:

PAM constructs the portfolio of the Forward International Small Companies Fund using a team approach. Aylin Suntay, Team Head and Senior Investment Manager, Michael McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, Richard Williamson, Senior Investment Manager and Oliver Knobloch, Senior Investment Manager, are the five portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The below table includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that this team managed as of December 31, 2005:

Effective September 1, 2006, the following information is added to the table regarding the ownership of the Forward Funds by the portfolio managers who are responsible for the

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day-to-day management of each Fund’s portfolio on page 27 of the SAI:

Information As Of December 31, 2005 (except as noted)

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Aylin Suntay***	Forward International Small Companies Fund	A	A
Oliver Knobloch***	Forward International Small Companies Fund	A	A

***	Information as of July 31, 2006

Effective September 1, 2006, information regarding the ownership of the Forward Funds for the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio on page 27 of the SAI is amended to delete information with regard to Nils Francke and Philippe Sarreau.

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The following information applies to the Forward Hoover Small Cap Equity Fund only:

Change in Definition of “Small Market Capitalization Companies”

Effective September 1, 2006, the following language regarding the definition of small market capitalization for the Forward Hoover Small Cap Equity Fund will replace the fourth and fifth sentences of the first paragraph under the heading “Principal Investment Strategy—Investing in Equity Securities of Companies with Small Market Capitalizations” on page 17 of the Prospectus:

For purposes of the Fund, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion. The sub-advisor is not required to sell a stock when its market capitalization exceeds $2.5 billion although it may do so.

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The following information applies to all Funds:

Appointment of New Chief Compliance Officer

Effective June 8, 2006, the following replaces the table entitled “Officers” on page 7 of the SAI:

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee
Barbara H. Tolle 433 California Street Suite 1100 San Francisco, CA 94104 Age: 57	Treasurer	Since 2006	Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006)	N/A
Mary Curran 433 California Street Suite 1100 San Francisco, CA 94104 Age: 59	Secretary	Since 2004**	General Counsel at Forward Management since 2002; General Counsel at Morgan Stanley Online (1997-2002)	N/A
Judith M. Rosenberg 433 California Street Suite 1100 San Francisco, CA 94104 Age: 58	Chief Compliance Officer	Since 2006	Chief Compliance Officer at Forward Management since 2005; First Vice President and Senior Attorney at Morgan Stanley (1984-2005)	N/A

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
**	Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

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FWD000316 SUP 8/06

FORWARD FUNDS

Forward Emerald Growth Fund

Forward Emerald Banking and Finance Fund

Forward Emerald Opportunities Fund

Forward Hoover Small Cap Equity Fund

Forward International Small Companies Fund

Forward Legato Fund

Sierra Club Stock Fund

Supplement dated August 29, 2006

(to the Forward Funds Class A and Class C

Shares Prospectus and Statement of

Additional Information (“SAI”) dated May 1, 2006)

The following information applies to the Sierra Club Stock Fund only:

Change of Sub-Advisor

Effective August 11, 2006, New York Life Investment Management LLC (“NYLIM”) will no longer serve as a sub-advisor for a portion of the Sierra Club Stock Fund. Forward Management, LLC (“Forward Management”), which currently manages a portion of the Sierra Club Stock Fund, will take over management of the portion of the Sierra Club Stock Fund that NYLIM currently manages. As of August 11, 2006, all references in the Prospectus and SAI to NYLIM are eliminated and references to the Sub-Advisors of the Sierra Club Stock Fund will include only Forward Management.

1

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Principal Investment Strategy

Effective August 11, 2006, the third and fifth paragraphs under the heading “Principal Investment Strategies–Investing In Stocks of Domestic And Foreign Companies” on page 34 of the Prospectus are deleted.

Change of Expense Limitation

Effective September 1, 2006, the expense limitation for the Class A shares of the Sierra Club Stock Fund will be lowered to 1.29%. The following information and tables replace the information and tables under the headings “Fund Fees and Expenses” and “Example” on pages 38-39 of the Prospectus:

FUND FEES AND EXPENSES

The following information describes the fees and expenses that you may pay if you buy and hold shares of the Sierra Club Stock Fund.

Shareholder Fees

As an investor in Class A shares of the Fund, generally you will pay a maximum sales charge (load) on purchases equal to 4.75% of the offering price.

Shareholder Fees:
Fees paid directly from your investment	Class A
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%
Redemption Fee on shares sold or exchanged (as a percentage of amount redeemed) within 60 days of purchase*	2.00%

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Annual Fund Operating Expenses

Annual fund operating expenses are paid directly out of the Fund’s average daily net assets. These expenses are not charged directly to shareholder accounts. They are expressed as a ratio which is a percentage of average daily net assets.

Fund Operating Expenses:
Expenses that are deducted from Fund assets	Class A
Management Fee	0.85%
Distribution (12b-1) Fees[1]	0.35%
Other Expenses[2]	1.07%
Total Annual Fund Operating Expenses[3]	2.27%
Fee Waiver[4]	(0.98)%
Net Expenses	1.29%

*	This fee is retained by the Fund to compensate the Fund for the extra expense it incurs because of short-term trading. The redemption fee is intended to discourage short-term trading of the Fund’s shares.
(1)	The Fund has adopted a Distribution Plan pursuant to which up to 0.35% of the Fund’s average daily net assets attributable to Class A shares may be used to pay distribution expenses.
(2)	Expense information has been restated to reflect current fees for Transfer Agent and Fund Administration services. The Fund has adopted a Shareholder Services Plan of which up to 0.10% of the Fund’s average daily net assets attributable to the Class A shares may be used to pay shareholder servicing fees.
(3)	If the expense ratio had been calculated using the average net assets of the Fund as of June 30, 2006 and the Fund’s current budgeted 2006 operating expenses, the Total Annual Fund Operating Expenses for the Fund (before Fee Waiver) would be 1.64% for Class A. Actual Expenses for the Fund’s fiscal year ending December 31, 2006 may be higher or lower.
(4)

Effective September 1, 2006, the Fund’s investment advisor has contractually agreed to waive a portion of its fees until January 1, 2007 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses)

3

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to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.29%. Prior to September 1, 2006, the Fund’s investment advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Class A shares’ operating expenses to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%. The Fund will reimburse the investment advisor for any fee waivers or expense reimbursements made by the investment advisor, provided that any such reimbursements made by the Fund to the investment advisor will not cause the Fund’s expense limitation to exceed expense limitations in existence at the time the expense was incurred, or at the time of the reimbursement, whichever is lower, and the reimbursement is made within three years after the expenses were incurred.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Sierra Club Stock Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same and that the contractual fee waiver is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$600
3 Years	$1,061
5 Years	$1,547
10 Years	$2,881

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Effective September 1, 2006, the following information replaces the information concerning the Sierra Club Stock Fund in the table on page 18 of the SAI:

Fund	End Date	Expense Limit
Sierra Club Stock Fund–Class A	January 1, 2007	1.29%

The following information applies to the Forward International Small Companies Fund only:

Change in Composition of Portfolio Management Team

Effective September 1, 2006, the following language regarding the composition of the portfolio management team for the Forward International Small Companies Fund will replace the second through fourth paragraphs under the heading “Forward International Small Companies Fund” on pages 48-49 of the Prospectus:

The Forward International Small Companies Fund is team managed. All investment management decisions are made by the team. The team members are:

Aylin Suntay, Head and Senior Investment Manager, Small Cap Equities Team. Ms. Suntay joined PAM in 2001. Ms. Suntay was Coordinator for the PAM Sector Team and a Senior Investment Manager of the EAFE Equities before assuming her current position in September 2006. Between 1999-2001, before joining PAM, she worked for Colonial First State in London, first as Head of European Equities and afterwards as Head of Global Media and Consumer Sectors. Ms. Suntay worked for

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Nicholas Applegate Capital Management as a Portfolio Manager in Emerging Markets in California, USA and London, UK between 1997-1999. Before Applegate, Ms. Suntay spent four years with Global Securities in Istanbul, Turkey as an equity analyst. Ms. Suntay holds a BSc in Economics from Istanbul University and a Masters in Finance from the London Business School.

Effective September 1, 2006, the following language will be added as the last paragraph under the heading “Forward International Small Companies Fund” on page 49 of the Prospectus:

Oliver Knobloch, Senior Investment Manager. Mr. Knobloch joined Pictet & Cie in 1993 and PAM in 2002. Mr. Knobloch managed the PF-Telecom Fund and was a Sector Specialist for the PAM Technology & Telecoms Sector Team before he took his current position in September 2006. Before joining Pictet, Mr. Knobloch was a sell-side analyst following the European Engineering sector at Credit Suisse in Zurich. Before that, he spent three years at SBC in Basel as a sell-side analyst for the Swiss machinery and watch sector. Mr. Knobloch holds a Masters degree in Economics and a CFPI.

Effective September 1, 2006, the following language will replace the first paragraph under the heading “Pictet Asset Management Limited: Forward International Small Companies Fund” on page 22 of the SAI:

PAM constructs the portfolio of the Forward International Small Companies Fund using a team approach. Aylin Suntay, Team Head and Senior Investment Manager, Michael

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McLaughlin, Senior Investment Manager, Justin Hill, Senior Investment Manager, Richard Williamson, Senior Investment Manager and Oliver Knobloch, Senior Investment Manager, are the five portfolio managers with the most significant responsibility for the day-to-day management of the Forward International Small Companies Fund. The below table includes details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2005:

Effective September 1, 2006, the following information is added to the table regarding the ownership of the Forward Funds by the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio on page 28 of the SAI:

Information As Of December 31, 2005 (except as noted)

Name of Portfolio Manager	Name of Fund	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
Aylin Suntay***	Forward International Small Companies Fund	A	A
Oliver Knobloch***	Forward International Small Companies Fund	A	A

***	Information as of July 31, 2006

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Effective September 1, 2006, information regarding the ownership of the Forward Funds for the portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio on page 28 of the SAI is amended to delete information with regard to Nils Francke and Philippe Sarreau.

The following information applies to the Forward Hoover Small Cap Equity Fund only:

Change in Definition of “Small Market Capitalization Companies”

Effective September 1, 2006, the following language regarding the definition of small market capitalization for the Forward Hoover Small Cap Equity Fund will replace the fourth and fifth sentences of the first paragraph under the heading “Principal Investment Strategy–Investing in Equity Securities of Companies with Small Market Capitalizations” on page 6 of the Prospectus:

For purposes of the Fund, small capitalization companies generally are companies with market capitalizations of up to $2.5 billion at the time of initial purchase. However, small capitalization companies may include any company with a market capitalization equal to or less than any company in the Russell 2000 Index at time of purchase so long as the purchase of those securities would not cause the average weighted market capitalization of the Fund to exceed $2.5 billion. The sub-advisor is not required to sell a stock when its market capitalization exceeds $2.5 billion although it may do so.

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The following information applies to all Funds:

Appointment of New Chief Compliance Officer

Effective June 8, 2006, the following replaces the table entitled “Officers” on page 8 of the SAI:

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee
Barbara H. Tolle 433 California Street Suite 1100 San Francisco, CA 94104 Age: 57	Treasurer	Since 2006	Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006)	N/A

Mary Curran 433 California Street Suite 1100 San Francisco, CA 94104 Age: 59	Secretary	Since 2004**	General Counsel at Forward Management since 2002; General Counsel at Morgan Stanley Online (1997-2002)	N/A

Judith M. Rosenberg 433 California Street Suite 1100 San Francisco, CA 94104 Age: 58	Chief Compliance Officer	Since 2006	Chief Compliance Officer at Forward Management since 2005; First Vice President and Senior Attorney at Morgan Stanley (1984-2005)	N/A

*	Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.
**	Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

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FWD000315 SUP 8/06

FORWARD FUNDS

Forward Global Emerging Markets Fund

Forward International Equity Fund

Forward International Small Companies Fund

Forward Hoover Small Cap Equity Fund

Forward Hoover Mini-Cap Fund

Forward Legato Fund

Forward Uniplan Real Estate Investment Fund

Sierra Club Equity Income Fund

Sierra Club Stock Fund

Supplement dated August 29, 2006

(to the Forward Funds Investor and Institutional Class
Prospectus and Statement of Additional Information (“SAI”)
dated May 1, 2006)

The following information applies to the Forward Uniplan Real Estate Investment Fund only:

In the December 31, 2005 Annual Report to Shareholders, the Forward Uniplan Real Estate Investment Fund (the “Fund”) recorded certain portfolio investment returns from real estate investment trust securities as investment income, which it is now correctly restating as return of capital distributions. The June 30, 2006 Semi-Annual Report to Shareholders reflects the appropriate revisions. The noted changes do not affect, among other things, the Fund’s net asset value, distributions paid, or amounts of taxable income reported to shareholders.

If you would like to read the Fund’s audited financial information as of December 31, 2005, after taking into account these changes, which are included in the Fund’s June 30, 2006

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Semi-Annual Report to Shareholders, please see the Forward Funds’ Form N-CSR, which was filed with the Securities and Exchange Commission (“SEC”) on March 10, 2006. The Fund’s restated financial information and the report of independent accountants dated February 24, 2006 and August 29, 2006 are incorporated herein by reference and supersedes the equivalent information appearing in the December 31, 2005 Annual Report to Shareholders.

Effective August 29, 2006, the following information supplements, amends and replaces the Financial Highlights table on page 82 of the Prospectus:

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FINANCIAL HIGHLIGHTS

For a share outstanding throughout the periods presented.

The Financial Highlights table is intended to help you understand the Fund’s performance for as long as it has been operating. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund for the period shown, assuming reinvestment of all dividends and distributions. This information through December 31, 2005 has been derived from financial statements audited by PricewaterhouseCoopers LLP, and whose dual-dated report, along with the Funds’ restated financial statements, is included in the June 30, 2006 Semi-Annual Report which is available to you upon request.

Forward Uniplan Real Estate Investment Fund

Investor Class

	Year Ended December 31, 2005	Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002		Year ended December 31, 2001
Net Asset Value, Beginning of Period	$16.62	$14.01		$11.24		$11.43		$10.91
Income/(loss) from Operations:
Net investment income	0.33 (a)	0.34	(a)	0.30	(a)	0.40	(a)	0.45 (a)
Net realized and unrealized gain on investments	1.47 (a)	3.62	(a)	2.85	(a)	0.02	(a)	0.77 (a)

Total from Investment Operations	1.80	3.96		3.15		0.42		1.22

Less Distributions:
From net investment income	(0.22)	(0.59)		(0.31)		(0.44)		(0.44)
From capital gains	(1.50)	(0.76)		(0.07)		(0.17)		(0.18)
Tax return of capital	(0.01)	—		—		—		(0.08)

Total Distributions	(1.73)	(1.35)		(0.38)		(0.61)		(0.70)

Redemption fees added to paid in capital	— (b)	—	(b)	—	(b)	—	(b)	—

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	Year Ended December 31, 2005		Year Ended December 31, 2004		Year Ended December 31, 2003		Year Ended December 31, 2002		Year ended December 31, 2001
Net increase/(decrease) in net asset value	0.07		2.61		2.77		(0.19)		0.52

Net Asset Value, End of Period	$16.69		$16.62		$14.01		$11.24		$11.43

Total Return	11.01%		28.77%		28.53%		3.56%		11.31%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$43,288		$48,346		$36,735		$23,456		$15,085
Ratios to average net assets:
Net investment income including reimbursement/waiver	1.98	%(a)	2.23	%(a)	2.50	%(a)	3.63	%(a)	3.98	%(a)
Operating expenses including reimbursement/waiver	1.79%		1.85%		1.91%		1.94%		1.80%
Operating expenses excluding reimbursement/waiver	n/a	(c)	n/a	(c)	2.16%		2.09%		2.41%
Portfolio turnover rate	21%		32%		17%		22%		7%

(a)	The Fund’s Financial Highlights have been restated to reclassify amounts reported for the net investment income per share, net realized and unrealized gain/(loss) on investments per share and the ratio of net investment income to average net assets for the years ended December 31, 2005 and earlier. The effect of this restatement was to reduce the net investment income per share by $(0.12), $(0.14), $(0.09), $(0.04) and $(0.07) for years ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 respectively. The effect of this restatement was to correspondingly increase net realized and unrealized gain/(loss) on investments per share by $0.12, $0.14, $0.09, $0.04 and $0.07 for years ended December 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 respectively. The effect of this restatement was to reduce the ratio of net investment income to average net assets by (0.71)%, (0.94)%, (0.80)%, (0.40)% and (0.65)% for years ended 31, 2005, December 31, 2004, December 31, 2003, December 31, 2002 and December 31, 2001 respectively.
(b)	Amount represents less than $0.01 per share.
(c)	Not applicable, no reimbursements were made by the Advisor.

FWD316 REITSUP 8/06

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